PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2017
PROPERTY AND EQUIPMENT, NET [Abstract]
PROPERTY AND EQUIPMENT, NET
8.	PROPERTY AND EQUIPMENT, NET

Property and equipment, net, consist of the following:

	As of December 31,
	2016	2017

Computers and other electronic equipment	$989	$1,132
Furniture and fixtures	6	3
Leasehold improvements	35	38
Motor vehicles	13	-

	1,043	1,173

Less: accumulated depreciation	(622)	(742)
Less: accumulated impairment loss	-	(431)

	$421	$-

For the years ended December 31, 2015, 2016 and 2017, depreciation expense was $273, $368 and $273 for continuing operations, respectively, and $259, $231 and nil for discontinued operations which was included in income from operations of discontinued operations, respectively.

For the years ended December 31, 2015, 2016 and 2017, the Group recognized impairment loss of nil, nil, and $425, respectively, for property and equipment from continuing operations, based on the evaluation of the recoverability of property and equipment.